CONVERTIBLE PROMISSORY NOTES (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2020 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares
Debt Instrument [Line Items]
Term of the notes				1 year	1 year
Changes in the fair value of convertible promissory notes				¥ 2,544,220,000	$ 389,919,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Cash consideration received					$ 200,000
Term of the notes				5 years	5 years
Interest rate (as a percent)	2.00%			2.00%		2.00%
Issuance costs	¥ 2,939	$ 450		¥ 18,932	$ 2,901
Fair value of converted portion	720,547			720,547		$ 110,429
Fair value of notes	¥ 3,014,057			3,014,057		$ 461,924
Changes in the fair value of convertible promissory notes				¥ 2,544,220	389,919
Fair value changes related to instrument-specific risk					$ 0
Redemption upon maturity | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Redemption price, Percentage of principal amount redeemed				115.00%	115.00%
Early redemption at the option of the Purchasers | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Redemption price, Percentage of principal amount redeemed				109.00%	109.00%
American Depository Shares | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 12
Class A Ordinary Shares | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Number of shares issued upon conversion | shares	11,210,142	11,210,142	12,499,998	23,710,140	23,710,140